Item 1  Schedule of Investments



 T. Rowe Price Developing Technologies Fund
 Unaudited                                                  March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.8%
 HARDWARE  5.6%
 Consumer Electronics  1.7%
 Digital Theater Systems *                             25,000        453

 Dolby Laboratories, Class A *                         10,000        235

                                                                     688

 Enterprise Hardware  2.8%
 Dell *                                                30,000        1,153

                                                                     1,153

 Supply Chain & Electronic Manufacturing  1.1%
 Flextronics *                                         35,000        421

                                                                     421

 Total Hardware                                                      2,262

 IT SERVICES  5.0%
 IT Services  1.7%
 BearingPoint *                                        80,000        701

                                                                     701

 Processors  3.3%
 ChoicePoint *                                         18,000        722

 Jack Henry & Associates                               35,000        630

                                                                     1,352

 Total IT Services                                                   2,053

 MEDIA  7.6%
 Internet  7.6%
 CNET Networks *                                       30,000        283

 eBay *                                                20,000        745

 Fastclick *                                           3,000         36

 Google, Class A *                                     3,200         578

 Sina *                                                19,000        590

 Yahoo! *                                              25,000        848

 Total Media                                                         3,080

 SEMICONDUCTORS  29.4%
 Analog Semiconductors  16.6%
 3-D Systems *                                         22,000        415

 Advanced Power Technology *                           80,000        568

 AMIS Holdings *                                       50,000        564

 Analog Devices                                        31,000        1,120

 Exar *                                                15,000        201

 Intersil Holding, Class A                             90,000        1,559

 Maxim Integrated Products                             30,000        1,226

 National Instruments                                  15,000        406

 Semtech *                                             40,000        715

                                                                     6,774

 Digital Semiconductors  8.5%
 Altera *                                              30,000        594

 Broadcom, Class A *                                   8,000         239

 Integrated Circuit Systems *                          15,000        287

 Marvell Technology Group *                            14,000        537

 Microchip Technology                                  35,000        910

 Xilinx                                                30,000        877

                                                                     3,444

 Semiconductor Capital Equipment  4.3%
 ATMI *                                                8,000         200

 Cabot Microelectronics *                              10,000        314

 Cymer *                                               16,000        428

 MKS Instruments *                                     25,000        397

 Novellus Systems *                                    15,000        401

                                                                     1,740

 Total Semiconductors                                                11,958

 SOFTWARE  34.9%
 Applications Software  10.7%
 Agile Software *                                      85,000        619

 aQuantive *                                           18,000        199

 Cognos *                                              18,000        755

 FileNet *                                             25,000        570

 Informatica *                                         50,000        414

 MatrixOne *                                           125,000       596

 RightNow Technologies *                               40,000        490

 Verity *                                              60,000        567

 WebSideStory *                                        12,000        147

                                                                     4,357

 Infrastructure Software  5.5%
 Citrix Systems *                                      25,000        596

 Red Hat *                                             150,000       1,636

                                                                     2,232

 Systems Software  12.5%
 Altiris *                                             18,000        429

 McAfee *                                              40,000        902

 Mercury Interactive *                                 33,000        1,564

 NetIQ *                                               100,000       1,143

 VeriSign *                                            25,000        718

 VERITAS Software *                                    15,000        348

                                                                     5,104

 Technical Software  6.2%
 Cadence Design Systems *                              50,000        748

 Magma Design Automation *                             100,000       1,187

 Nassda *                                              90,000        599

                                                                     2,534

 Total Software                                                      14,227

 TELECOM EQUIPMENT  9.8%
 Wireless Equipment  2.2%
 QUALCOMM                                              25,000        916

                                                                     916

 Wireline Equipment  7.6%
 ADTRAN                                                30,000        529

 Cisco Systems *                                       80,000        1,431

 Concord Communications *                              20,000        203

 Juniper Networks *                                    42,000        927

                                                                     3,090

 Total Telecom Equipment                                             4,006

 TELECOM SERVICES  4.0%
 Wireless - Domestic  2.7%
 Crown Castle International *                          27,000        433

 Nextel Partners, Class A *                            30,000        659

                                                                     1,092

 Wireless - International  1.3%
 Research In Motion *                                  7,000         535

                                                                     535

 Total Telecom Services                                              1,627

 Total Miscellaneous Common Stocks  3.5% 8                           1,435

 Total Common Stocks (Cost  $44,335)                                 40,648

 SHORT-TERM INVESTMENTS  0.8%
 Money Market Fund  0.8%
 T. Rowe Price Government Reserve
 Investment Fund, 2.56% #+                             347,964       348

 Total Short-Term Investments (Cost  $348)                           348

 Total Investments in Securities
 100.6% of Net Assets (Cost$44,683)                  $               40,996


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
 +    Affiliated company - See Note 3

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Developing Technologies Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Developing Technologies Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $44,683,000. Net unrealized loss aggregated $3,687,000 at period-end, of which $1,919,000 related to appreciated investments and $5,606,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $348,000 and $979,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005